MANAGER AND FOUNDER
        AQUILA MANAGEMENT CORPORATION
        380 Madison Avenue, Suite 2300
        New York, New York 10017

INVESTMENT SUB-ADVISER
        BANC ONE INVESTMENT ADVISORS CORPORATION
        Bank One Center
        241 North Central Avenue
        Phoenix, Arizona 85004

BOARD OF TRUSTEES
        Lacy B. Herrmann, Chairman
        Arthur K. Carlson
        Thomas W. Courtney
        William L. Ensign
        Diana P. Herrmann
        John C. Lucking
        Anne J. Mills

OFFICERS
        Diana P. Herrmann, President
        Susan A. Cook, Senior Vice President
        Kimball L. Young, Senior Vice President
        Alan R. Stockman, Vice President
        Rose F. Marotta, Chief Financial Officer
        Richard F. West, Treasurer
        Edward M.W. Hines, Secretary

DISTRIBUTOR
        AQUILA DISTRIBUTORS, INC.
        380 Madison Avenue, Suite 2300
        New York, New York 10017

TRANSFER AND SHAREHOLDER SERVICING AGENT
        PFPC INC.
        400 Bellevue Parkway
        Wilmington, Delaware 19809

CUSTODIAN
        BANK ONE TRUST COMPANY, N.A.
        100 East Broad Street
        Columbus, Ohio 43271

INDEPENDENT AUDITORS
        KPMG LLP
        345 Park Avenue
        New York, New York 10154

Further information is contained in the Prospectus, which must precede or accompany this report.





ANNUAL
REPORT

JUNE 30, 1999


A TAX-FREE INCOME INVESTMENT

[Graphic for the logo of Tax-Free Trust of Arizona: Eagle sitting on top of a flag above the words 'TAX-FREE TRUST OF ARIZONA']

ONE OF THE
AQUILAsm GROUP OF FUNDS

[Logo of the Aquila Group of Funds: an eagle's head]

TAX-FREE TRUST OF ARIZONA

ANNUAL REPORT


[Graphic for the logo of Tax-Free Trust of Arizona: Eagle sitting on top of a flag above the words 'TAX-FREE TRUST OF ARIZONA']

"TAKE PRIDE IN HOW YOUR INVESTMENT IS HELPING OTHERS -
WHILE PRIMARILY HELPING YOU"

Dear Fellow Shareholders:                              August 20, 1999

        Our surveys of shareholders of Tax-Free Trust of Arizona have shown that you and other owners of the Trust bought your shares primarily for TAX-FREE INCOME. And, secondarily, the knowledge - provided through the stability of the Trust - that your money would be there when you needed it.

        Additionally, our surveys showed that most of our shareholders are pre-retirees or retirees. These are people who are looking forward to making sure that they have the security of a sound income source from the Trust when they are no longer in the workforce.

        The point you may not have fully appreciated - when you made your investment in the Trust - was that in the process of having the Trust provide you with these benefits, it also provides help to a variety of others within your community and Arizona. And, this is a factor in which you can take real PRIDE.

        The economy of Arizona is growing at a dynamic rate. As this growth takes place, new and additional municipal projects are needed for the benefit of the citizens of Arizona and the various communities in it. These projects include schools, highways, recreational facilities, and a whole array of useful public purpose projects. These projects are what help economic development and provide a high quality of life for the citizens of Arizona.

        We think it is important for you to realize this. The projects that the Trust helped finance are all ones that you and others can reach out and touch. We are illustrating for you some of the various kinds of municipal projects that your investment in the Trust has helped create in Arizona.

[Photo]
Sky Harbor International Airport

[Photo]
Sandra Day O'Connor Elementary School

[Photo]
Scottsdale Civic Center

[Photo]
Tucson Medical Center

        The tax laws of Arizona, as well as those of the Federal government, allow you to receive income from your investment in the Trust DOUBLE TAX-FREE. It is realized by the State and Federal governmental authorities that it is essential that various municipal projects be built with an advantage to the investor. This advantage is primarily one of TAX-FREE income for you.

        You can take comfort in the knowledge that your investment in the Trust is comprised of a portfolio of municipal securities which possess extremely high quality. Therefore, you can "SLEEP WELL AT NIGHT" knowing that the chances of anything happening to these high quality bonds is very slight indeed. The reason for this, of course, is that the various municipal projects represented in the Trust have behind them a very sound stream of taxes and revenues generated by the projects themselves.

        We again wish to emphasize that while primarily helping you, Tax-Free Trust of Arizona is also helping others in your communities and Arizona.

        Consequently, you can take great PRIDE in your investment in Tax-Free Trust of Arizona.

        You can rest assured that the overall management of the Trust is doing a very careful job of "MINDING THE STORE" for you.

        We appreciate the continued confidence that you have placed in the Trust through your investment in Tax-Free Trust of Arizona.

Sincerely,

Diana P. Herrmann
President

Lacy B. Herrmann
Chairman, Board of Trustees

PERFORMANCE REPORT

            The following graph illustrates the value of $10,000 invested in the Class A shares of Tax-Free Trust of Arizona for the 10-year period ended June 30, 1999 as compared with the Lehman Brothers Quality Intermediate Municipal Bond Index and the Consumer Price Index (a cost of living index). The performance of each of the other classes is not shown in the graph but is included in the table below. It should be noted that the Lehman Index does not include any operating expenses nor sales charges and being nationally oriented, does not reflect state specific bond market performance.

(Graphic of line chart with the following information:)

           Lehman Brothers Quality                            Trust's Class A Shares               Cost of Living Index ($)
           Intermediate Municipal Bond Index ($)   With Sales Charge ($)  Without Sales Charge ($)
6/89                  10,000                             9,600                   10,000                   10,000
6/90                  10,717                            10,147                   10,568                   10,475
6/91                  11,661                            10,994                   11,450                   10,967
6/92                  12,862                            12,257                   12,766                   11,297
6/93                  14,100                            13,667                   14,234                   11,636
6/94                  14,287                            13,712                   14,281                   11,926
6/95                  15,430                            14,869                   15,486                   12,288
6/96                  16,286                            15,416                   16,250                   12,635
6/97                  17,401                            16,691                   17,384                   12,917
6/98                  18,614                            17,974                   18,719                   13,135
6/99                  19,178                            18,371                   19,133                   13,392

                                  AVERAGE ANNUAL TOTAL RETURN
                                FOR PERIODS ENDED JUNE 30, 1999

                                                            SINCE
                           1 YEAR    5 YEARS   10 YEARS   INCEPTION

Class A (3/13/86)
    With Sales Charge      (1.84)%    5.27%     6.27%      6.79%
    Without Sales Charge    2.23%     6.13%     6.70%      7.12%

Class C (4/1/96)
    With CDSC               0.26%     n/a       n/a        4.80%
    Without CDSC            1.26%     n/a       n/a        4.80%

Class Y (4/1/96)
    No Sales Charge         2.28%     n/a       n/a        6.44%

Lehman Index                3.03%     6.06%     6.73%      6.63%* (Class A)
                            3.03%     n/a       n/a        5.34%  (Class C&Y)

* From commencement of the index on 1/1/87.

Total return figures shown for the Trust reflect any change in price and assume all distributions within the period were invested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the 1% contingent deferred sales charge (CDSC), imposed on redemptions made within the first 12 months after purchase. Class Y shares are sold without any sales charge. The rates of return will vary and the principal value of an investment will fluctuate with market conditions. Shares, if redeemed, may be worth more or less than their original cost. A portion of each classes' income may be subject to federal and state income taxes and/or the federal alternative minimum tax. Past performance is not predictive of future investment results.

Previously, the Trust's performance was compared to the Lehman Brothers Municipal Bond Index rather than the Lehman Brothers Quality Intermediate Municipal Bond Index. A change was made by the Trust because it provides a better basis of comparison due to the intermediate nature of the portfolio's duration and the credit quality of the investments. During the Trust's fiscal year ended June 30, 1999, an investment in the Trust's Class A shares (without sales charge) increased 2.23% whereas the Lehman Brothers Quality Intermediate Municipal Bond Index and the Lehman Brothers Municipal Bond Index increased 3.03% and 2.76%, respectively.

MANAGEMENT DISCUSSION

            THIS PAST FISCAL YEAR

            During the past fiscal year ended June 30, 1999 of Tax Free Trust of Arizona, the economy of the United States continued its upward momentum. As a result, we now expect it to achieve a new record in terms of sustained economic growth.

            Interest rates and share price movement of the Trust remained generally quite stable over this latest fiscal year period. The net asset value of the A shares of the Trust declined slightly from $10.86 to $10.51 as a result of the anticipated and actual moderate interest rate increase implemented by the Federal Reserve Board. The Federal Reserve Board increased short-term interest rates by 1/4 of 1% on June 30, 1999 with the intent of exerting some degree of control over the rate of expansion in the economy. It is believed by the Fed that it is easier to take steps now to slow down economic activity rather than having to take more aggressive steps later to curtail increased inflation or to avoid any significant downward movement of the economy.

            We did observe a certain amount of volatility in the markets in October, 1998 as a result of concern over international economic developments. However, this situation passed relatively quickly as various countries showed improvement in their business activities.

            It is important to remember that interest rates do have an effect upon the price of shares of municipal securities. As interest rates rise, the price tends to fall. Conversely, as interest rates decline, prices rise. In its role as central banker for the United States, the Federal Reserve pays a great deal of attention to the level of economic activity in this country, as well as the world. Through the power it possess, it tries to moderate the level of exuberance or pessimism, leaning toward providing an environment of overall stability. The length of the present upward economic activity of the United States does not mean that we have outlived economic cycles. At some point - as yet to be determined - consumer spending, which is the primary driving force of the U.S. economy, will slack off. And, although business spending has remained reasonably firm, we can also expect some amount of retrenchment in various business indicators.

            Our objective for Tax-Free Trust of Arizona over the latest fiscal year has remained similar to that over past periods. We continue to buy and hold high quality tax-free Arizona municipal securities having reasonable average maturities. It is our desire to maintain as stable a net asset value as possible, concurrent with providing investors with a reasonably high level of income. While there will continue to be some fluctuations in price and income, such as we have experienced during this past year, we have tried very hard to moderate these changes for the benefit of the shareholders of the Trust.

            THE YEAR AHEAD

            Just before the fiscal year ended on June 30, 1999, the Federal Reserve Board increased short-term rates for the first time since March, 1997. There is some expectation that in the event of a more robust economic environment or increased inflation rates, the Federal Reserve will implement additional increases in short-term rates. Such action by the Federal Reserve, if it does occur, will be, in their judgment, in the longer-term economic interest of the United States. However, at present there does appear to be some difference of opinion as to whether there will be a continuation of upward economic momentum versus a slow down. We will be watching developments very closely. Our goal for the coming fiscal year is to provide continuation of a level of current income to shareholders that is reasonably stable no matter what the course of interest rates.

            We expect that one of the major challenges that the Trust will experience during this coming fiscal year is that of a lower level of issuance of municipal bonds in Arizona. In general, there has been a 43% decline in the issuance of municipal securities in the first 6 months in 1999 versus the first 6 months of 1998. Our job will be to participate in whatever level of issuance does occur as long as the quality and rate of return is in the best interest of shareholders.

[KPMG logo: The letters KPMG in front of four black rectangles]

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of Tax-Free Trust of Arizona:

          We have audited the accompanying statement of assets and liabilities of Tax-Free Trust of Arizona, including the statement of investments, as of June 30, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Trust of Arizona as of June 30, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

KPMG LLP

New York, New York
July 27, 1999

TAX-FREE TRUST OF ARIZONA
STATEMENT OF INVESTMENTS
JUNE 30, 1999

                                                                                 RATING
     FACE                                                                       MOODY'S/
    AMOUNT      ARIZONA GENERAL OBLIGATION BONDS (28.5%)                          S&P                    VALUE
                Bullhead City Parkway Improvement District,
                   District,
$  1,055,000          6.100%, 1-1-11                                            Baa2/NR           $    1,109,069
   1,000,000          6.100%, 1-1-12                                            Baa2/NR                1,045,000
                Chandler, Arizona,
     450,000          7.000%, 7-1-12, FGIC Insured                              Aaa/AAA                  474,750
   1,750,000          5.125%, 7-1-14, MBIA Insured                              Aaa/AAA                1,734,688
                Cochise Co. Unified School District No. 68
                   (Sierra Vista),
   1,000,000          6.000%, 7-1-06, FGIC Insured                              Aaa/AAA                1,050,000
   1,000,000          6.100%, 7-1-08, FGIC Insured                              Aaa/AAA                1,047,500
     925,000          5.750%, 7-1-09, FGIC Insured                              Aaa/AAA                  962,000
                Coconino Co. Unified School District No. 1
                   (Flagstaff),
   2,000,000          5.500%, 7-1-09, AMBAC Insured                             Aaa/AAA                2,072,500
                Coconino & Yavapai Unified School Distict
                   (Sedona),
   1,000,000          5.900%, 7-1-07                                             NR/A-                 1,052,500
   1,000,000          5.700%, 7-1-07, FGIC Insured                              Aaa/AAA                1,037,500
                Flagstaff, Arizona,
     500,000          6.300%, 7-1-06, FGIC Insured                              Aaa/AAA                  514,050
   1,000,000          5.000%, 7-1-12, FGIC Insured                              Aaa/AAA                  990,000
                Gila Co. Unified School District No. 10
                   (Payson),
     500,000          5.750%, 7-1-09, AMBAC Insured                             Aaa/AAA                  523,125
                Graham Co. Unified School District No. 1
                   (Safford),
     300,000          5.000%, 7-1-10, FGIC Insured                              Aaa/NR                   301,125
     675,000          4.700%, 7-1-11, MBIA Insured                              Aaa/NR                   658,125
                Graham Co. Unified School District No. 4
                   (Thatcher),
     400,000          5.000%, 7-1-10, FSA Insured                               Aaa/NR                   401,500
                LaPaz Co. Unified School District No. 27
                   (Parker)
     800,000          6.000%, 7-1-05                                            Baa2/NR                  839,000


                Maricopa Co. Elementary School District No. 1
                   (Phoenix),
     250,000          5.800%, 7-1-10, FSA Insured                               Aaa/AAA                  262,812
                Maricopa Co. Elementary School District No. 3
                   (Tempe),
   1,000,000          5.400%, 7-1-12, FGIC Insured                              Aaa/AAA                1,021,250
     640,000          6.000%, 7-1-13, AMBAC Insured (pre-refunded)              Aaa/AAA                  692,800
   1,140,000          6.000%, 7-1-13, AMBAC Insured                             Aaa/AAA                1,222,650
                Maricopa Co. Unified School District No. 4 (Mesa),
   2,250,000          5.500%, 7-1-06, FGIC Insured                              Aaa/AAA                2,342,812
   2,150,000          5.400%, 7-1-09, FSA Insured                               Aaa/AAA                2,230,625
   2,350,000          5.000%, 7-1-09, FGIC Insured                              Aaa/AAA                2,370,562
                Maricopa Co. School District No. 8 (Osborn),
   1,945,000          6.100%, 7-1-05                                             A1/A                  2,095,738
                Maricopa Co. Unified School District No. 9
                   (Wickenburg)
   1,030,000          5.600%, 7-1-15, AMBAC Insured                             Aaa/AAA                1,055,750
                Maricopa Co. Unified School District No. 11 (Peoria),
     500,000          9.250%, 7-1-01, FGIC Insured                              Aaa/AAA                  548,125
   2,000,000          6.100%, 7-1-10, AMBAC Insured                             Aaa/AAA                2,122,500
                Maricopa Co. Elementary School District No. 28
                   (Kyrene),
   1,125,000          6.000%, 7-1-14, FGIC Insured                              Aaa/AAA                1,189,688
                Maricopa Co. School District No. 31 (Balsz)
   1,000,000          5.375%, 7-1-12, AMBAC Insured                              NR/AAA                1,032,500
                Maricopa Elementary School District No. 38
                   (Madison)
   1,350,000          5.400%, 7-1-11, FGIC Insured                              Aaa/AAA                1,380,375
   2,000,000          5.800%, 7-1-15, MBIA Insured                              Aaa/AAA                2,120,000
                Maricopa Co. Unified School District No. 41
                   (Gilbert)
   1,750,000          6.250%, 7-1-15, FSA Insured                               Aaa/AAA                1,879,062
                Maricopa Co. Unified School District No. 48
                   (Scottsdale),
     750,000          6.750%, 7-1-09, (pre-refunded)                            Aa2/AA                   794,062
   1,000,000          5.000%, 7-1-14                                            Aa2/AA                   975,000


                Maricopa Co. Elementary School District No. 68
                   (Alhambra),
   1,335,000          6.800%, 7-1-10, AMBAC Insured                             Aaa/AAA                1,431,641
                Maricopa Co. Unified School District No. 69
                   (Paradise Valley)
   3,150,000          7.000%, 7-1-07                                             A1/A+                 3,520,125
   2,400,000          5.800%, 7-1-09, AMBAC Insured                             Aaa/AAA                2,577,000
   1,000,000          5.300%, 7-1-11, MBIA Insured                              Aaa/AAA                1,028,750
                Maricopa Co. Unified School District No. 80
                   (Chandler),
     715,000          5.800%, 7-1-09, FGIC Insured (pre-refunded)               Aaa/AAA                  765,050
                Maricopa Co. Unified School District No. 97
                   (Deer Valley)
   1,550,000          5.000%, 7-1-11, MBIA Insured                              Aaa/AAA                1,546,125
                Maricopa Co. Unified School District No. 98
                   (Fountain Hills)
   1,000,000          5.750%, 7-1-12, AMBAC Insured                             Aaa/AAA                1,052,500
                Maricopa Co. High School District No. 205
                   (Glendale Union),
   1,000,000          5.500%, 7-1-11, FGIC Insured                              Aaa/AAA                1,032,500
   5,000,000          5.700%, 7-1-14, FGIC Insured (pre-refunded)               Aaa/AAA                5,325,000
                Maricopa Co. High School District No. 210
                   (Phoenix Union),
   3,000,000          5.450%, 7-1-08, (pre-refunded)                            Aa3/AA                 3,138,750
   1,000,000          5.375%, 7-1-13, (pre-refunded)                            Aa3/AA                 1,047,500
   2,000,000          5.700%, 7-1-15, (pre-refunded)                            Aa3/AA                 2,130,000
   2,500,000          5.500%, 7-1-17, (pre-refunded)                            Aa3/AA                 2,637,500
   1,000,000          4.750%, 7-1-17,                                           Aa3/AA                   923,750
                Maricopa Co. High School District No. 213 (Tempe),
     705,000          6.000%, 7-1-12, FGIC Insured, (pre-refunded)              Aaa/AAA                  756,994
     295,000          6.000%, 7-1-12, FGIC Insured                              Aaa/AAA                  311,962
                Mesa, Arizona
   1,425,000          5.700%, 7-1-08, MBIA Insured (pre-refunded)               Aaa/AAA                1,510,500
   2,650,000          5.000%, 7-1-18, FGIC Insured                              Aaa/AAA                2,537,375



                Mohave Co. Unified School District No. 1
                   (Lake Havasu)
   1,000,000          4.900%, 7-1-13, FGIC Insured                              Aaa/AAA                  973,750
                Navajo Co. Unified School District No. 10
                   (Show Low),
   1,000,000          5.250%, 7-1-16, FGIC Insured                              Aaa/NR                   995,000
                Navajo Co. Unified School District No. 32
                   (Blue Ridge),
     985,000          5.900%, 7-1-08,FSA Insured                                Aaa/AAA                1,047,794
     640,000          5.800%, 7-1-14, FGIC Insured                              Aaa/AAA                  673,600
                Phoenix, Arizona,
   1,040,000          7.500%, 7-1-03                                            Aaa/AAA                1,157,000
   1,000,000          5.800%, 7-1-07, (pre-refunded)                            Aa1/AA+                1,075,000
   1,000,000          6.250%, 7-1-16                                            Aa1/AA+                1,108,750
   1,240,000          6.250%, 7-1-17                                            Aa1/AA+                1,377,950
   3,000,000          5.000%, 7-1-19                                            Aa1/AA+                2,857,500
                Pima Co. Unified School District No. 8
                   (Flowing Wells),
   1,090,000          5.900%, 7-1-13, (pre-refunded)                             A/NR                  1,171,750
                Pima Co. Unified School District No. 12 (Sunnyside),
   1,250,000          5.500%, 7-1-10, MBIA Insured                              Aaa/AAA                1,289,062
                Pinal Co. Unified School District No. 43
                   (Apache Junction),
   1,500,000          5.850%, 7-1-15, FGIC Insured                              Aaa/AAA                1,593,750
   1,000,000          5.000%, 7-1-15, FGIC Insured                              Aaa/AAA                  972,500
                Pinewood Sanitary District,
     605,000          6.500%, 7-1-09                                            NR/NR*                   632,225
                Prescott, Arizona
   1,120,000          4.500%, 7-1-12                                            Aaa/AAA                1,050,000
                Prescott Valley Sewer Collection Improvement
                   District,
     500,000          7.900%, 1-1-12                                            NR/BBB-                  556,875
                Santa Cruz Co. Unified School Distsrict No. 1
                   (Nogales),
     400,000          7.700%, 7-1-03, (pre-refunded)                            Aaa/AAA                  431,000


               Scottsdale, Arizona,
   1,000,000          5.500%, 7-1-10,                                           Aa1/AA+                1,046,250
   1,250,000          6.000%, 7-1-14, (pre-refunded)                            Aa1/AA+                1,318,750
                Tempe, Arizona,
   1,000,000          5.300%, 7-1-09                                            Aa1/AA+                1,032,500
   1,450,000          6.000%, 7-1-10 (pre-refunded)                             Aa1/AA+                1,529,750
   1,290,000          5.400%, 7-1-11                                            Aa1/AA+                1,335,150
     830,000          5.400%, 7-1-11                                            Aa1/AA+                  849,712
   2,270,000          4.500%, 7-1-14                                            Aa1/AA+                2,094,075
                Tucson, Arizona,
     500,000          5.750%, 7-1-09, FGIC Insured                              Aaa/AAA                  526,250
   2,195,000          6.100%, 7-1-12, FGIC Insured                              Aaa/AAA                2,318,469
   2,500,000          5.750%, 7-1-20, (pre-refunded)                            Aa3/AA                 2,656,250
   2,150,000          5.000%, 7-1-18                                            Aa3/AA                 2,047,875
                Yavapai Co. Unified School District No. 28
                   (Camp Verde),
     500,000          6.000%, 7-1-08, FGIC Insured                              Aaa/AAA                  535,000
                Yuma, Arizona,
   2,000,000          6.125%, 7-1-12, AMBAC Insured (pre-refunded)              Aaa/AAA                2,142,500
                   Total Arizona General Obligation Bonds                                            112,817,802

                ARIZONA REVENUE BONDS (66.6%)

                AIRPORT REVENUE BONDS (0.9%)
                Phoenix Municipal Airport Authority,
     565,000          6.400%, 7-1-12, AMT, MBIA Insured                         Aaa/AAA                  611,612
                Phoenix Civic Improvement Corp.
                   Airport Revenue Bonds
   1,890,000          6.300%, 7-1-14,                                           Aa/AA+                 2,036,475
                Tucson Municipal Airport Authority,
   1,000,000          5.700%, 6-1-13, MBIA Insured                              Aaa/AAA                1,043,750
                   Total Airport Revenue Bonds                                                         3,691,837

                BASIC SERVICE REVENUE BONDS (13.0%)
                Casa Grande Excise Tax Revenue Bonds,
     365,000          6.000%, 4-1-10, FGIC Insured                              Aaa/AAA                  384,163
     440,000          5.200%, 4-1-17, MBIA Insured                              Aaa/AAA                  432,850


                Chandler Street & Highway User Revenue Bonds,
   1,300,000          5.400%, 7-1-13, MBIA Insured                              Aaa/AAA                1,322,750
   1,000,000          5.500%, 7-1-16                                             A1/A+                 1,002,500
                Chandler Water & Sewer Revenue Bonds,
   2,015,000          6.250%, 7-1-13, FGIC Insured                              Aaa/AAA                2,143,456
                Gilbert Water & Sewer Revenue Bonds,
   2,500,000          6.500%, 7-1-12, FGIC Insured                              Aaa/AAA                2,731,250
                Lake Havasu City Excise Tax Revenue Bonds,
   1,000,000          4.100%, 6-1-07, AMBAC Insured                             Aaa/AAA                  951,250
                Mesa Utility System Revenue Bonds,
   4,000,000          5.375%, 7-1-12, FGIC Insured                              Aaa/AAA                4,070,000
   2,750,000          5.375%, 7-1-14, FGIC Insured                              Aaa/AAA                2,780,938
                Phoenix Civic Improvement Corp. Water System
                   Revenue Bonds,
   1,690,000          6.000%, 7-1-03                                            Aa3/AA-                1,791,400
   1,500,000          5.000%, 7-1-13                                             Aa3/A                 1,466,250
   1,500,000          5.400%, 7-1-14                                            Aa3/AA-                1,518,750
   1,250,000          5.000%, 7-1-18                                             Aa3/A                 1,181,250
   2,315,000          6.000%, 7-1-19 (pre-refunded)                             Aaa/AA-                2,491,519
   2,250,000          5.375%, 7-1-22, MBIA Insured                              Aaa/AAA                2,235,938
                Phoenix Street & Highway User Revenue Bonds,
   2,190,000          6.250%, 7-1-06                                             A1/AA                 2,324,138
   5,000,000          6.250%, 7-1-11                                             A2/A+                 5,250,000
   3,265,000          6.250%, 7-1-11, MBIA Insured                              Aaa/AAA                3,481,306
                Pima County Sewer Revenue Bonds,
   2,000,000          6.750%, 7-1-15, FGIC Insured                              Aaa/AAA                2,110,000
                Prescott Valley Water District Revenue Bonds,
   1,000,000          4.875%, 1-1-19, MBIA Insured                              NR/AAA                   936,250
                Scottsdale Preserve Authority Excise Tax Revenue
                   Bonds,
   1,890,000          5.625%, 7-1-18, FGIC Insured                              Aaa/AAA                1,923,075
                Sedona Sewer Revenue Bonds,
     700,000          7.400%, 7-1-11, (pre-refunded)                            NR/AAA                   739,760
   1,055,000          7.000%, 7-1-12                                            NR/BBB+                1,122,256


                Sedona Wastewater Municipal Property Corp.
                   Revenue Bonds,
   2,275,000          5.000%, 7-1-19, MBIA Insured                              NR/AAA                 2,166,938
                Tucson Water System Revenue Bonds,
     500,000          7.000%, 7-1-10, MBIA Insured                              Aaa/AAA                  507,145
   1,500,000          6.700%, 7-1-12 (pre-refunded)                              A1/A+                 1,597,500
   2,490,000          5.750%, 7-1-18                                             A1/A+                 2,546,025
                   Total Basic Service Revenue Bonds                                                  51,208,657

                HOSPITAL REVENUE BONDS (7.6%)
                Arizona Health Facilities (Northern Arizona
                   Healthcare System),
   1,000,000          5.250%, 10-1-16, AMBAC Insured                            Aaa/AAA                  990,000
   2,190,000          4.750%, 10-1-30, AMBAC Insured                            Aaa/AAA                1,938,150
                Arizona Health Facilities (Samaritan Health),
   2,500,000          5.625%, 12-1-15, MBIA Insured                             Aaa/AAA                2,553,125
                Chandler Industrial Development Authority
                   (Ahwatukee Medical Facility),
     900,000          7.000%, 7-1-22                                             NR/NR*                  947,250
                Maricopa Co. Industrial Development Authority
                   (Mercy Health Care System-St. Joseph's Hospital)
     930,000          7.750%, 11-1-10                                           NR/AAA                 1,068,338
                Maricopa Co. Industrial Development Authority
                   (Mayo Clinic)
   7,000,000          5.250%, 11-15-37                                          NR/AA+                 6,650,000
                Mesa Industrial Development Authority
                   (Lutheran Health),
   2,000,000          5.000%, 1-1-19, MBIA Insured                              Aaa/AAA                1,895,000
                Mohave Co. Industrial Development Authority
                   (Baptist Hospital),
   1,150,000          5.700%, 9-1-15, MBIA Insured                              Aaa/AAA                1,188,812
                Phoenix Industrial Development Authority (John C.
                   Lincoln Hospital),
   1,070,000          5.500%, 12-1-13, FSA Insured                              Aaa/AAA                1,095,412


                Pima Co. Industrial Development Authority
                   (Tucson Medical Center),
   1,000,000          6.375%, 4-1-12, MBIA Insured                              Aaa/AAA                1,066,250
   1,000,000          5.000%, 4-1-15, MBIA Insured                              Aaa/AAA                  968,750
                Pima Co. Industrial Development Authority
                   (Healthpartners),
   1,000,000          5.625%, 4-1-14, MBIA Insured                              Aaa/AAA                1,030,000
                Scottsdale Industrial Development Authority
                   (Scottsdale Memorial Hospital),
   2,000,000          6.500%, 9-1-03, AMBAC Insured                             Aaa/AAA                2,160,000
     530,000          6.500%, 9-1-06, AMBAC Insured                             Aaa/AAA                  587,638
   2,000,000          5.500%, 9-1-12, AMBAC Insured                             Aaa/AAA                2,085,000
   2,020,000          6.125%, 9-1-17, AMBAC Insured                             Aaa/AAA                2,171,500
                Yavapai Co. Industrial Development Authority
                   (Yavapai Regional Medical Center),
   1,130,000          5.125%, 12-1-13, FSA Insured                              Aaa/AAA                1,121,525
                Yuma Co. Industrial Development Authority (Yuma
                   Regional Medical Center),
     500,000          5.850%, 8-1-08, MBIA Insured                              Aaa/AAA                  536,250
                   Total Hospital Revenue Bonds                                                       30,053,000

                LEASE REVENUE BONDS (7.7%)
                Arizona Certificates of Participation Lease Revenue
                   Bonds,
     840,000          6.625%, 9-1-08, FSA Insured                               Aaa/AAA                  894,600
   2,000,000          6.500%, 3-1-08, FSA Insured                               Aaa/AAA                2,140,000
                Arizona Municipal Finance Program No. 20,
   1,300,000          7.700%, 8-1-10, BIGI Insured                              Aaa/AAA                1,551,875
                Arizona Municipal Finance Program No. 34,
   1,000,000          7.250%, 8-1-09, MBIA Insured                              Aaa/AAA                1,187,500
                Avondale Municipal Faciilities Lease Revenue Bonds,
     350,000          7.150%, 7-1-13, MBIA Insured                              Aaa/AAA                  355,180
   1,185,000          5.200%, 7-1-13, MBIA Insured                              Aaa/AAA                1,187,962
   1,000,000          5.000%, 7-1-19, FGIC Insured                              Aaa/AAA                  952,500


                Bullhead City Municipal Property Corp.
                   Lease Revenue Bonds,
   1,670,000          5.200%, 7-1-09, MBIA Insured                              Aaa/NR                 1,701,312
                Cave Creek Certificates of Participation Lease
                   Revenue Bonds,
     365,000          5.750%, 7-1-19                                            NR/BBB-                  338,994
                Glendale Municipal Property Corp. Lease Revenue
                   Bonds, MBIA Insured,
   1,000,000          7.000%, 7-1-09, MBIA Insured                              Aaa/AAA                1,024,490
                Lake Havasu City Certificates of Participation Lease
                   Revenue Bonds,
     500,000          7.000%, 6-1-05, FGIC Insured                              Aaa/AAA                  531,250
                Maricopa Co. Certificates of Participation Lease
                   Revenue Bonds,
   1,000,000          6.000%, 6-1-04                                            A2/BBB+                1,035,000
                Oro Valley Municipal Property Corp. Lease
                   Revenue Bonds,
   2,085,000          5.375%, 7-1-26, MBIA Insured                              Aaa/AAA                2,064,150
                Phoenix Civic Plaza Building Revenue Bonds,
   1,500,000          6.000%, 7-1-14                                            Aa2/AA+                1,582,500
                Pinal Co. Certificates of Participation Lease Revenue
                   Bonds,
   1,180,000          6.250%, 6-1-04 (pre-refunded)                              NR/AA                 1,244,900
                Prescott Municipal Property Corp. Lease Revenue
                   Bonds,
   1,000,000          5.125%, 1-1-18, FGIC Insured                              Aaa/AAA                  971,250
                Scottsdale Municipal Property Corp. Lease Revenue
                   Bonds,
   2,200,000          6.250%, 11-1-10, FGIC Insured                             Aaa/AAA                2,326,500
   2,620,000          6.250%, 11-1-14, FGIC Insured                             Aaa/AAA                2,767,375
                Sierra Vista Municipal Property Corp Lease Revenue
                   Bonds,
   1,265,000          5.000%, 1-1-18, AMBAC Insured                             Aaa/AAA                1,211,238
                Tucson Certificate of Participation Lease Revenue
                   Bonds,
   1,000,000          6.375%, 7-1-09                                            Baa1/AA                1,056,250


                Tucson Business Development Finance Corp.
   1,585,000          6.250%, 7-1-12, FGIC Insured                              Aaa/AAA                1,684,062
                University of Arizona Certificates of Participation
                   Lease Revenue Bonds,
   1,000,000          5.650%, 9-1-09, FSA Insured                               Aaa/AAA                1,040,000
                Yuma Municipal Property Corp. Lease Revenue
                   Bonds,
   1,385,000          5.250%, 7-1-12, AMBAC Insured                             Aaa/AAA                1,395,388
                   Total Lease Revenue Bonds                                                          30,244,276

                MORTGAGE REVENUE BONDS (5.5%)
                Maricopa Co. Industrial Development Authority
                   Multi Family Mortgage Revenue Bonds
                   (Advantage Point Project),
   1,000,000          6.500%, 7-1-16                                            NR/AAA                 1,112,500
                Maricopa Co. Industrial Development Authority
                   Multi Family Mortgage Revenue Bonds
                   (Metro Gardens Project),
   1,000,000          5.150%, 7-1-29, MBIA Insured                              Aaa/AAA                  962,500
                Maricopa Co. Industrial Development Authority
                   Multi Family Mortgage Revenue Bonds
                   (Pines at Camelback Project),
     450,000          5.400%, 5-1-18                                             NR/AA                   442,125
                Mohave Co. Industrial Development Authority
                   (Chris Ridge Village),
   1,040,000          6.250%, 11-1-16                                           NR/AAA                 1,098,500
                Peoria Industrial Development Authority (Casa Del
                   Rio),
   2,500,000          7.300%, 2-20-28                                           NR/AAA                 2,696,875
                Phoenix Industrial Development Authority Single
                   Family Mortgage Revenue,
   1,245,000          6.300%, 12-1-12, AMT                                      NR/AAA                 1,294,800
   2,000,000          5.300%, 4-1-20, AMT                                       NR/AAA                 1,937,500
   1,000,000          5.350%, 6-1-20, AMT                                       NR/AAA                   975,000



                Pima Co. Industrial Development Authority Single
                   Family Mortgage Revenue,
     185,000          7.625%, 2-1-12                                             A2/NR                   191,475
     790,000          6.500%, 2-1-17                                             A/NR                    818,638
   1,185,000          6.750%, 11-1-27, AMT                                      NR/AAA                 1,236,844
   1,625,000          6.250%, 11-1-29, AMT                                      NR/AAA                 1,696,094
   1,500,000          5.200%, 5-1-31, AMT                                       NR/AAA                 1,415,625
                Scottsdale Industrial Development Authority
                   (Westminster Village),
   1,185,000          7.700%, 6-1-06                                            NR/NR*                 1,300,538
                Tempe Industrial Development Authority
                   (Friendship Village),
   1,500,000          6.500%, 12-1-08                                           NR/NR*                 1,509,375
                Yuma Industrial Development Authority
                   Multi Family Mortgage Revenue Bonds
                   (Alexandrite Sands),
   3,000,000          6.100%, 9-20-34+                                          NR/AAA                 3,108,750
                   Total Mortgage Revenue Bonds                                                       21,797,139

                POLLUTION CONTROL REVENUE BONDS (6.9%)
                Casa Grande Industrial Development Authority
                   (Frito Lay) Revenue Bonds,
     250,000          6.650%, 12-1-14+                                          A1/lNR                   270,937
                Coconino Co. Pollution Control (Nevada Power)
                   Revenue Bonds,
   5,500,000          5.350%, 10-1-22                                           NR/BBB-                5,204,375
                Gila Co. Pollution Control (Asarco) Revenue Bonds
   2,000,000          5.550%, 1-1-27                                            Baa3/BBB-              1,865,000
                Gilbert Industrial Development Authority
                   Wastewater Reclamation Facility Revenue Bonds,
     600,000          10.000%, 10-1-10, (pre-refunded)                          NR/NR*                   649,500
   1,000,000          6.875%, 4-1-14                                            NR/NR*                 1,016,250
                Greenlee Co. Pollution Control (Phelps Dodge)
                   Revenue Bonds,
   7,800,000          5.450%, 6-1-09                                             A2/A-                 7,917,000


                Mohave Co. Industrial Development Authority
                   (North Star Steel) Revenue Bonds,
   4,150,000          5.500%, 12-1-20, AMT                                       NR/A+                 4,186,312
                Navajo Co. Pollution Control Revenue Bonds
                   (Arizona Public Service),
   5,000,000          5.875%, 8-15-28, MBIA Insured                             Aaa/AAA                5,150,000
   1,000,000          5.875%, 8-15-28,                                          Baa1/A-                1,012,500
                   Total Pollution Control Revenue Bonds                                              27,271,874

                UNIVERSITY REVENUE BONDS (10.7%)
                Arizona Board of Regents-Arizona State
                   University System Revenue Bonds,
   6,750,000          5.750%, 7-1-12                                             A1/AA                 6,935,625
   7,000,000          6.125%, 7-1-15                                             A1/AA                 7,323,750
   1,000,000          5.500%, 7-1-19                                             A1/AA                 1,007,500
   3,000,000          5.500%, 7-1-19, MBIA Insured                              Aaa/AAA                3,018,750
                Arizona Board of Regents-Northern Arizona
                   University System Revenue Bonds,
   3,000,000          5.800%, 6-1-08, AMBAC Insured                             Aaa/AAA                3,127,500
   1,000,000          5.150%, 6-1-12, FGIC Insured                              Aaa/AAA                1,003,750
   3,000,000          5.200%, 6-1-13, FGIC Insured                              Aaa/AAA                3,011,250
                Arizona Board of Regents-University of Arizona
                   System Revenue Bonds,
   2,750,000          6.250%, 6-1-11                                             A1/AA                 2,915,000
   2,000,000          5.000%, 6-1-11, FSA Insured                               Aaa/AAA                1,912,500
                Arizona Educational Loan Mktg Corp.,
   1,000,000          6.000%, 9-1-01, AMT                                        Aa/NR                 1,035,000
     450,000          7.000%, 3-1-05, AMT                                       Aa2/NR                   476,438
     500,000          6.625%, 9-1-05, AMT                                       Aa2/NR                   526,875
   1,720,000          5.700%, 12-1-08, AMT                                      Aa2/NR                 1,743,650
                Arizona Student Loan Revenue
     500,000          6.600%, 5-1-10                                             Aa/NR                   526,875
                Glendale Industrial Development Authority
                   (American Graduate School),
     300,000          7.125%, 7-1-20, (pre-refunded)                            NR/AAA                   341,625
   2,100,000          5.625%, 7-1-20, AMBAC Insured                             NR/AAA                 2,131,500


                Glendale Industrial Development Authority
                   (Midwestern University)
   2,250,000          5.375%, 5-15-28                                           NR/BBB+                2,103,750
                Pinal Co. Community College District
                   Revenue Bonds,
   1,680,000          5.100%, 7-1-14, AMBAC Insured                             Aaa/NR                 1,663,200
                Yavapai Co. Community College District
                   Revenue Bonds,
   1,070,000          5.400%, 7-1-10, FGIC Insured                              Aaa/AAA                1,094,075
     500,000          6.000%, 7-1-12                                             NR/A-                   514,375
                   Total University Revenue Bonds                                                     42,412,988

                UTILITY REVENUE BONDS (14.3%)
                Arizona Power Authority (Hoover Dam Project)
                   Revenue Bonds,
   2,720,000          5.300%, 10-1-06, MBIA Insured                             Aaa/AAA                2,815,200
   8,500,000          5.375%, 10-1-13, MBIA Insured++                           Aaa/AAA                8,595,625
   2,425,000          5.250%, 10-1-17, MBIA Insured                             Aaa/AAA                2,400,750
                Arizona Wastewater Management Authority
                   Revenue Bonds,
   1,700,000          6.800%, 7-1-11                                            Aa1/AA+                1,829,625
   1,240,000          5.625%, 7-1-15, AMBAC Insured                             Aaa/AAA                1,278,750
                Arizona Water Infrastructure Finance Authority
                   Revenue Bonds,
   2,000,000          5.000%, 7-1-17, MBIA Insured                              Aaa/AAA                1,922,500
                Central Arizona Water Conservation District
                   Revenue Bonds,
   2,000,000          5.500%, 11-1-09                                           A1/AA-                 2,090,000
   1,000,000          5.500%, 11-1-10                                           A1/AA-                 1,041,250
   1,000,000          7.125%, 11-1-11, (pre-refunded)                           NR/AA-                 1,061,250
                Mohave Co. Industrial Development Authority
                   (Citizens Utility),
   3,000,000          7.050%, 8-1-20                                            NR/AA-                 3,111,990
                Pima Co. Industrial Development Authority (Tucson
                   Electric), Revenue Bonds,
   2,505,000          7.250%, 7-15-10, FSA Insured                              Aaa/AAA                2,733,581


                Salt River Project Agricultural Improvement and
                   Power Revenue Bonds
   4,485,000          6.200%, 1-1-12                                            Aa2/AA                 4,754,100
     650,000          6.000%, 1-1-13                                            Aa2/AA                   682,500
   2,850,000          5.000%, 1-1-13 MBIA Insured                               Aaa/Aaa                2,807,250
   1,000,000          5.125%, 1-1-18                                            Aa2/AA                   971,250
   8,500,000          6.250%, 1-1-19                                            Aa2/AA                 8,978,125
   1,250,000          5.000%, 1-1-20                                            Aa2/AA                 1,196,875
   5,730,000          6.250%, 1-1-27                                            Aa2/AA                 6,052,312
   1,065,000          5.500%, 1-1-28                                            Aa2/AA                 1,075,650
                Santa Cruz Industrial Development Authority
                   (Citizens Utility),
   1,220,000          7.150%, 2-1-23, AMT                                       NR/AA-                 1,252,110
                   Total Utility Revenue Bonds                                                        56,650,693
                   Total Arizona Revenue Bonds                                                       263,330,464

                ZERO COUPON BONDS (1.2%)
                Maricopa Co. Industrial Development Authority
                   Single Family Mortgage Revenue Bonds,
   1,470,000          0.000%, 12-31-14                                          Aaa/AAA                  648,638
   2,745,000          0.000%, 12-31-16                                          Aaa/AAA                1,080,844
                Phoenix Industrial Development Authority Single
                   Family Mortgage Revenue,
   1,750,000          0.000%, 12-1-14                                           Aaa/AAA                  776,562
                Sedona Wastewater Municipal Property Corp.
                   Revenue Bonds,
   2,210,000          0.000%, 7-1-24, MBIA Insured                              NR/AAA                   563,550
                Tucson & Pima Co. Single Family Mortgage
                   Revenue Bonds
   4,030,000          0.000%, 12-1-14                                           Aaa/AAA                1,778,238
                    Total Zero Coupon Bonds                                                            4,847,832



                U.S. TERRITORIAL BONDS (2.8%)
                Guam Housing Development Corp.
                   Single Family Mortgage Revenue Bonds,
   1,000,000          5.350%, 9-1-18                                            NR/AAA                   977,500
                Puerto Rico General Obligation Bonds,
   1,000,000          6.250%, 7-1-10                                            Baa1/A                 1,058,750
   2,035,000          6.450%, 7-1-17 (pre-refunded)                             Aaa/AAA                2,243,587
   1,095,000          5.000%, 7-1-26                                            Baa1/A                 1,022,456
   4,000,000          5.000%, 7-1-28                                            Baa1/A                 3,715,642
   2,000,000          0.000%, 7-1-16, MBIA Insured (zero coupon)                Aaa/AAA                  822,500
                Puerto Rico Industrial, Medical & Environmental
                   Revenue Bonds,
   1,000,000          7.600%, 5-1-14, (Warner Lambert)                          Aa3/NR                 1,032,760
                   Total U.S. Territorial Bonds                                                       10,873,195

                Total Investments (cost $380,130,942)**             99.1%                            391,869,293
                Other assets in excess of liabilities                 .9                               3,509,011
                Net Assets                                         100.0%                           $395,378,304

                * Any security not rated has been determined by the Investment Sub-Adviser to have sufficient quality to be ranked in the top four credit ratings if a credit rating were to be assigned by a rating service.
                +  When-issued security.
                ++ This security is pledged as collateral for the
                   Trust's when-issued commitments.
                ** Cost for Federal tax purposes is
                   identical.


  See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 1999

ASSETS
    Investments at value (cost $380,130,942)                                                       $   391,869,293
    Cash                                                                                                   629,967
    Interest receivable                                                                                  8,654,763
    Receivable for Trust shares sold                                                                       492,634
    Other assets                                                                                             3,059
    Total assets                                                                                       401,649,716

LIABILITIES
    Payable for investment securities purchased                                                          5,041,870
    Payable for Trust shares redeemed                                                                      530,175
    Dividends payable                                                                                      314,722
    Distribution fees payable                                                                              152,604
    Management fee payable                                                                                 130,834
    Accrued expenses                                                                                       101,207
    Total liabilities                                                                                    6,271,412

NET ASSETS                                                                                         $   395,378,304

    Net Assets consist of:
    Capital Stock - Authorized an unlimited number of shares, par value $.01 per share             $       376,308
    Additional paid-in capital                                                                         382,055,088
    Net unrealized appreciation on investments                                                          11,738,351
    Accumulated net realized gain on investments                                                         1,523,280
    Distributions in excess of net investment income                                                      (314,723)
                                                                                                   $   395,378,304

CLASS A
    Net Assets                                                                                     $   391,585,717
    Capital shares outstanding                                                                          37,270,596
    Net asset value and redemption price per share                                                 $         10.51
    Offering price per share (100/96 of $10.51 adjusted to nearest cent)                           $         10.95

CLASS C
    Net Assets                                                                                     $     1,342,930
    Capital shares outstanding                                                                             127,649
    Net asset value and offering price per share                                                   $         10.52
    Redemption price per share (*a charge of 1% is imposed on the redemption proceeds of the shares, or on the original price, whichever is lower, if redeemed
      during the first 12 months after purchase)                                                   $         10.52*

CLASS Y
    Net Assets                                                                                     $     2,449,657
    Capital shares outstanding                                                                             232,541
    Net asset value, offering and redemption price per share                                       $         10.53

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 1999

INVESTMENT INCOME:

        Interest income                                                                               $ 21,577,286

Expenses:
        Management fee (note 3)                                                  $  1,605,996
        Distribution and service fees (note 3)                                        610,708
        Transfer and shareholder servicing agent fees                                 261,405
        Trustees' fees and expenses (note 8)                                           70,423
        Shareholders'meeting, reports and proxy statements                             69,028
        Legal fees                                                                     63,520
        Custodian fees                                                                 44,280
        Registration fees and dues                                                     30,553
        Audit and accounting fees                                                      27,000
        Insurance                                                                      17,135
        Miscellaneous                                                                  56,252
                                                                                    2,856,300

        Expenses paid indirectly (note 7)                                             (21,970)
              Net expenses                                                                               2,834,330
              Net investment income                                                                     18,742,956

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

        Net realized gain from securities transactions                              1,824,861
        Change in unrealized appreciation on investments                          (11,997,799)

        Net realized and unrealized loss on investments                                                (10,172,938)
        Net increase in net assets resulting from operations                                          $  8,570,018

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
STATEMENTS OF CHANGES IN NET ASSETS

                                                                                   YEAR ENDED JUNE 30,
                                                                               1999                  1998
OPERATIONS:
    Net investment income                                                $   18,742,956         $   19,038,232
    Net realized gain from securities transactions                            1,824,861              3,157,634
    Change in unrealized appreciation on investments                        (11,997,799)             7,837,854
      Change in net assets resulting from operations                          8,570,018             30,033,720

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 6):
    Class A Shares:
    Net investment income                                                   (18,969,170)           (19,395,494)
    Net realized gain on investments                                         (2,903,122)               (88,057)

    Class C Shares:
    Net investment income                                                       (45,516)               (18,434)
    Net realized gain on investments                                             (8,159)                  (178)

    Class Y Shares:
    Net investment income                                                       (50,079)                  (837)
    Net realized gain on investments                                             (1,607)                   (13)
      Change in net assets from distributions                               (21,977,653)           (19,503,013)

CAPITAL SHARE TRANSACTIONS (NOTE 9):
    Proceeds from shares sold                                                49,036,624             32,337,408
    Reinvested dividends and distributions                                   12,496,044             10,338,428
    Cost of shares redeemed                                                 (47,486,728)           (50,403,313)
      Change in net assets from capital share transactions                   14,045,940             (7,727,477)
      Change in net assets                                                      638,305              2,803,230

NET ASSETS:
    Beginning of period                                                     394,739,999            391,936,769
    End of period (including distributions in excess
      of net investment income of $314,723 and $294,494,
      in 1999 and 1998, respectively)                                    $  395,378,304         $  394,739,999

See accompanying notes to financial statements.

TAX-FREE TRUST OF ARIZONA
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

          Tax-Free Trust of Arizona (the "Trust"), a non-diversified, open-end investment company, was organized on October 17, 1985, as a Massachusetts business trust and commenced operations on March 13, 1986. The Trust is authorized to issue an unlimited number of shares and, since its inception to April 1, 1996, offered only one class of shares. On that date, the Trust began offering two additional classes of shares, Class C and Class Y shares. All shares outstanding prior to that date were designated as Class A shares and are sold with a front-payment sales charge and bear an annual service fee. Class C shares are sold with a level-payment sales charge with no payment at time of purchase but level service and distribution fees from date of purchase through a period of six years thereafter. A contingent deferred sales charge of 1% is assessed to any Class C shareholder who redeems shares of this Class within one year from the date of purchase. The Class Y shares are only offered to institutions acting for an investor in a fiduciary, advisory, agency, custodian or similar capacity and are not offered directly to retail investors. Class Y shares are sold at net asset value without any sales charge, redemption fees, contingent deferred sales charge or distribution or service fees. On October 31, 1997 the Trust established Class I shares, which are offered and sold only through financial intermediaries and are not offered directly to retail investors. At June 30, 1999, there were no Class I shares outstanding. All classes of shares represent interests in the same portfolio of investments and are identical as to rights and privileges but differ with respect to the effect of sales charges, the distribution and/or service fees borne by each class, expenses specific to each class, voting rights on matters affecting a single class and the exchange privileges of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

          The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

a) PORTFOLIO VALUATION: Municipal securities which have remaining maturities of more than 60 days are valued at fair value each business day based upon information provided by a nationally prominent independent pricing service and periodically verified through other pricing services; in the case of securities for which market quotations are readily available, securities are valued at the mean of bid and asked quotations and, in the case of other securities, at fair value determined under procedures established by and under the general supervision of the Board of Trustees. Securities which mature in 60 days or less are valued at amortized cost if their term to maturity at purchase was 60 days or less, or by amortizing their unrealized appreciation or depreciation on the 61st day prior to maturity, if their term to maturity at purchase exceeded 60 days.

b) SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are reported on the identified cost basis. Interest income is recorded daily on the accrual basis and is adjusted for amortization of premium and accretion of original issue discount. Market discount is recognized upon disposition of the security.

c) FEDERAL INCOME TAXES: It is the policy of the Trust to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust intends to make distributions of income and securities profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

d) ALLOCATION OF EXPENSES: Expenses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class. Class-specific expenses, which include distribution and service fees and any other items that are specifically attributed to a particular class, are charged directly to such class.

e) USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

3. FEES AND RELATED PARTY TRANSACTIONS

a)        MANAGEMENT ARRANGEMENTS:

          Aquila Management Corporation (the "Manager"), the Trust's founder and sponsor, serves as the Manager for the Trust under an Advisory and Administration Agreement with the Trust. The portfolio management of the Trust has been delegated to a Sub-Adviser as described below. Under the Advisory and Administrative Agreement, the Manager provides all administrative services to the Trust, other than those relating to the day-to-day portfolio management. The Manager's services include providing the office of the Trust and all related services as well as overseeing the activities of the Sub-Adviser and all the various support organizations to the Trust such as the shareholder servicing agent, custodian, legal counsel, auditors and distributor. For its services, the Manager is entitled to receive a fee which is payable monthly and computed as of the close of business each day at the annual rate of 0.40 of 1% on the Trust's net assets.

          Banc One Investment Advisors Corporation (the "Sub-Adviser") serves as the Investment Sub-Adviser for the Trust under a Sub-Advisory Agreement between the Manager and the Sub-Adviser. Under this agreement, the Sub-Adviser continuously provides, subject to oversight of the Manager and the Board of Trustees of the Trust, the investment program of the Trust and the composition of its portfolio, arranges for the purchases and sales of portfolio securities, maintains the Trust's accounting books and records, and

provides for daily pricing of the Trust's portfolio. For its services, the Sub-Adviser is entitled to receive a fee from the Manager which is payable monthly and computed as of the close of business each day at the annual rate of 0.20 of 1% on the Trust's net assets.

          For the year ended June 30, 1999, the Trust incurred fees for advisory and administrative services of $1,605,996.

          Specific details as to the nature and extent of the services provided by the Manager and the Sub-Adviser are more fully defined in the Trust's Prospectus and Statement of Additional Information.

b)        DISTRIBUTION AND SERVICE FEES:

          The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 (the "Rule") under the Investment Company Act of 1940. Under one part of the Plan, with respect to Class A Shares, the Trust is authorized to make service fee payments to broker-dealers or others ("Qualified Recipients") selected by Aquila Distributors, Inc. ("the Distributor") including, but not limited to, any principal underwriter of the Trust, with which the Distributor has entered into written agreements contemplated by the Rule and which have rendered assistance in the distribution and/or retention of the Trust's shares or servicing of shareholder accounts. The Trust makes payment of this service fee at the annual rate of 0.15% of the Trust's average net assets represented by Class A Shares. For the year ended June 30, 1999, service fees on Class A Shares amounted to $598,973, of which the Distributor received $23,262.

          Under another part of the Plan, the Trust is authorized to make payments with respect to Class C Shares to Qualified Recipients which have rendered assistance in the distribution and/or retention of the Trust's Class C shares or servicing of shareholder accounts. These payments are made at the annual rate of 0.75% of the Trust's net assets represented by Class C Shares and for the year ended June 30, 1999, amounted to $8,802. In addition, under a Shareholder Services Plan, the Trust is authorized to make service fee payments with respect to Class C Shares to Qualified Recipients for providing personal services and/or maintenance of shareholder accounts. These payments are made at the annual rate of 0.25% of the Trust's net assets represented by Class C Shares and for the year ended June 30, 1999, amounted to $2,933. The total of these payments with respect to Class C Shares amounted to $11,735, of which the Distributor received $8,919.

          Specific details about the Plans are more fully defined in the Trust's Prospectus and Statement of Additional Information.

          Under a Distribution Agreement, the Distributor serves as the exclusive distributor of the Trust's shares. Through agreements between the Distributor and various broker-dealer firms ("dealers"), the Trust's shares are sold primarily through the facilities of these dealers having offices within Arizona, with the bulk of sales commissions inuring to such dealers. For the year ended June 30, 1999, the Distributor received commissions of $212,007 on sales of Class A shares.


4. PURCHASES AND SALES OF SECURITIES

          During the year ended June 30, 1999, purchases of securities and proceeds from the sales of securities aggregated $76,514,792 and $66,252,354, respectively.

          At June 30, 1999, aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost amounted to $14,795,577 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value amounted to $3,057,226 for a net unrealized appreciation of $11,738,351.

5. PORTFOLIO ORIENTATION

          Since the Trust invests principally and may invest entirely in double tax-free municipal obligations of issuers within Arizona, it is subject to possible risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Arizona and whatever effects these may have upon Arizona issuers' ability to meet their obligations. The Trust is also permitted to invest in U.S. territorial municipal obligations meeting comparable quality standards and providing income which is exempt from both regular Federal and Arizona income taxes. The general policy of the Trust is to invest in such securities only when comparable securities of Arizona issuers are not available in the market. At June 30, 1999, the Trust had 2.8% of its net assets invested in seven such municipal issues.

6. DISTRIBUTIONS

          The Trust declares dividends daily from net investment income and makes payments monthly in additional shares at the net asset value per share or in cash, at the shareholder's option. Net realized capital gains, if any, are distributed annually and are taxable.

          The Trust intends to maintain, to the maximum extent possible, the tax-exempt status of interest payments received from portfolio municipal securities in order to allow dividends paid to shareholders from net investment income to be exempt from regular Federal and State of Arizona income taxes. However, due to differences between financial statement reporting and Federal income tax reporting requirements, distributions made by the Trust may not be the same as the Trust's net investment income, and/or net realized securities gains. Further, a small portion of the dividends may, under some circumstances, be subject to taxes at ordinary income and/or capital gain rates. For certain shareholders, some dividend income may, under some circumstances, be subject to the alternative minimum tax.

7. EXPENSES

          The Trust has negotiated an expense offset arrangement with its custodian wherein it receives credit toward the reduction of custodian fees and other Trust expenses whenever there are uninvested cash balances. The Statement of Operations reflects the total expenses before any offset, the amount of offset and the net expenses. It is the general intention of the Trust to invest, to the extent practicable, some or all of cash balances in income-producing assets rather than leave cash on deposit.


8. TRUSTEES' FEES AND EXPENSES

          During the fiscal year there were seven Trustees. Trustees' fees paid during the year were at the average annual rate of $7,300 for carrying out their responsibilities and attendance at regularly scheduled Board Meetings. If additional or special meetings are scheduled for the Trust, separate meeting fees are paid for each such meeting to those Trustees in attendance. The Trust also reimburses Trustees for expenses such as travel, accommodations, and meals incurred in connection with attendance at regularly scheduled or special Board Meetings and at the Annual Meeting and outreach meetings of Shareholders. For the fiscal year ended June 30, 1999, such reimbursements averaged approximately $3,900 per Trustee. Two of the Trustees, who are affiliated with the Manager, are not paid any Trustee fees.

9. CAPITAL SHARE TRANSACTIONS

Transactions in Capital Shares of the Trust were as follows:

                                                   YEAR ENDED                            YEAR ENDED
                                                  JUNE 30, 1999                         JUNE 30, 1998
                                            SHARES             AMOUNT             SHARES             AMOUNT
CLASS A SHARES:

    Proceeds from shares sold              4,164,887        $ 45,185,020         2,935,093       $  31,690,705
    Reinvested distributions               1,146,007          12,417,382           955,611          10,322,539
    Cost of shares redeemed               (4,303,789)        (46,633,346)       (4,666,468)        (50,385,170)
      Net change                           1,007,105          10,969,056          (775,764)         (8,371,926)

CLASS C SHARES:

    Proceeds from shares sold                107,822           1,169,532            54,652             591,078
    Reinvested distributions                   2,590              28,041             1,379              14,945
    Cost of shares redeemed                  (55,973)           (597,882)           (1,674)            (18,143)
      Net change                              54,439             599,691            54,357             587,880

CLASS Y SHARES:

    Proceeds from shares sold                246,354           2,682,072             5,112              55,625
    Reinvested distributions                   4,703              50,621                87                 944
    Cost of shares redeemed                  (23,725)           (255,500)             -                   -
      Net change                             227,332           2,477,193             5,199              56,569

Total transactions in Trust
    shares                                 1,288,876        $ 14,045,940          (716,208)      $  (7,727,477)


TAX-FREE TRUST OF ARIZONA
FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS A (1)

                                                                        YEAR ENDED JUNE 30,
                                                          1999      1998      1997      1996      1995

Net Asset Value, Beginning of Period                     $10.86    $10.58    $10.38    $10.37    $10.16

Income from Investment Operations:
    Net investment income                                  0.51      0.52      0.53      0.55      0.56
    Net gain (loss) on securities (both realized and
      unrealized)                                         (0.26)     0.29      0.22      0.01      0.21

    Total from Investment Operations                       0.25      0.81      0.75      0.56      0.77

Less Distributions (note 6):

    Dividends from net investment income                  (0.52)    (0.53)    (0.55)    (0.55)    (0.56)
    Distributions from capital gains                      (0.08)      -         -         -         -

    Total Distributions                                   (0.60)    (0.53)    (0.55)    (0.55)    (0.56)

Net Asset Value, End of Period                           $10.51    $10.86    $10.58    $10.38    $10.37

Total Return (not reflecting sales charge)(%)              2.23      7.83      7.36      5.49      7.89

Ratios/Supplemental Data
    Net Assets, End of Period ($ thousands)             391,586   393,887   391,737   389,083   380,745
    Ratio of Expenses to Average Net Assets (%)            0.71      0.73      0.73      0.73      0.74
    Ratio of Net Investment Income to Average Net
      Assets (%)                                           4.66      4.81      5.02      5.30      5.55
    Portfolio Turnover Rate (%)                           16.66     19.68     19.98     27.37     34.44

The expense ratios after giving effect to the expense offset for uninvested cash balances were:

    Ratio of Expenses to Average Net Assets (%)            0.70      0.72      0.72      0.72      0.74

(1) Designated as Class A Shares on April 1, 1996.

See accompanying notes to financial statements.

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                    CLASS C (1)                           CLASS Y (1)
                                                                              PERIOD (2)                             PERIOD (2)
                                                    YEAR ENDED JUNE 30,        ENDED         YEAR ENDED JUNE 30,        ENDED
                                                  1999      1998     1997  JUNE 30, 1996  1999      1998      1997  JUNE 30, 1996
Net Asset Value, Beginning of Period             $10.88    $10.60   $10.38     $10.45    $10.89    $10.59    $10.38    $10.45

Income from Investment Operations:
  Net investment income                            0.42      0.43     0.44       0.13      0.51      0.58      0.70      0.15
  Net gain (loss) on securities (both
    realized and unrealized)                      (0.28)     0.29     0.23      (0.07)    (0.26)     0.31      0.21     (0.07)

  Total from Investment Operations                 0.14      0.72     0.67       0.06      0.25      0.89      0.91      0.08

Less Distributions (note 6):
  Dividends from net investment income            (0.42)    (0.44)   (0.45)     (0.13)    (0.53)    (0.59)    (0.70)    (0.15)
  Distributions from capital gains                (0.08)      -        -          -       (0.08)      -         -         -

  Total Distributions                             (0.50)    (0.44)   (0.45)     (0.13)    (0.61)    (0.59)    (0.70)    (0.15)

Net Asset Value, End of Period                   $10.52    $10.88   $10.60     $10.38    $10.53    $10.89    $10.59    $10.38

Total Return (not reflecting sales charge) (%)     1.26      6.90     6.64       0.57      2.28      8.63      9.10      0.76

Ratios/Supplemental Data
  Net Assets, End of Period ($ thousands)         1,343       797      200          6     2,450        57       0.1       0.1
  Ratio of Expenses to Average Net Assets (%)      1.56      1.57     1.58       0.40      0.56      0.58      0.58      0.15
  Ratio of Net Investment Income to Average
    Net Assets (%)                                 3.79      3.89     4.17       1.17      4.87      4.96      5.17      1.42
  Portfolio Turnover Rate (%)                     16.66     19.68    19.98      27.37     16.66     19.68     19.98     27.37

The expense ratios after giving effect to the expense offset for uninvested cash balnaces were:

  Ratio of Expenses to Average Net Assets (%)      1.55      1.56     1.57      0.40      0.55      0.57      0.57      0.15


(1) New Class of Shares established on April 1, 1996.
(2) From April 1, 1996 to June 30, 1996.
+   Not annualized.


See accompanying notes to financial statements.

PREPARING FOR YEAR 2000 (UNAUDITED)

            The Trustees and officers of the Trust have been monitoring issues involving preparedness for the turn of the century for some time in an effort to minimize or eliminate any potential impact upon the Trust and its shareholders. Our officers have focussed significant time and effort in order that the various computerized functions that could affect the Trust are ready by the beginning of the year 2000.

            The Trust is highly reliant on certain mission-critical suppliers' services. Each supplier of these services has provided the Trust's officers with assurances that it is actively addressing potential problems relating to the year 2000. The officers, in turn, are monitoring and will continue to monitor the progress of its suppliers.

            The Trust has NOT incurred, nor is anticipated to incur, any costs related to Y2K. All such costs are being incurred by the respective vendors.

            As you can well understand, we cannot directly control our supplier operations. We assure you, however, that we recognize a responsibility to inform our shareholders if in the future we become aware of any developments which would lead us to believe that the Trust will be significantly affected by year 2000 problems.

            We will continue to keep you up-to-date through future communications.




FEDERAL TAX STATUS OF DISTRIBUTIONS (UNAUDITED)

            This information is presented in order to comply with a requirement of the Internal Revenue Code AND NO ACTION ON THE PART OF SHAREHOLDERS IS REQUIRED.

            For the fiscal year ended June 30, 1999, $18,737,098 of dividends paid by Tax-Free Trust of Arizona, constituting 98.39% of total dividends paid during fiscal 1999, were exempt-interest dividends; $301,581 of dividends paid, constituting 1.58% of total dividends paid during fiscal 1999, were capital gain dividends; and the balance was ordinary dividend income.

            Prior to January 31, 1999, shareholders were mailed IRS Form 1099-DIV which contained information on the status of distributions paid for the 1998 CALENDAR YEAR.